Financial Instruments - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	₩ (558,155)	₩ (474,729)	₩ (499,143)
Gain and loss on valuation	21,328	1,149,625	338,996
Gain and loss on foreign currency	742	(741,225)	(348,002)
Gain and loss on disposal	(159,036)	167,107	118,716
Others	6,976	30,082	17,183
Total	(688,145)	130,860	(372,250)
Other comprehensive income (loss)	319,626	(150,553)	256,433
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	(1,310)	239,120	(305,562)
Gain and loss on foreign currency	(4,145)	(57,625)	(92,835)
Gain and loss on disposal		(6,257)
Total	(5,455)	175,238	(398,397)
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	12,049	(31,018)	(44,323)
Gain and loss on disposal	(358,953)	(279,594)	(276,600)
Total	(346,904)	(310,612)	(320,923)
Other comprehensive income (loss)	8	(110)	(1,292)
Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	(1,091,462)	(1,051,511)	(1,001,290)
Gain and loss on foreign currency	38,876	(1,781,845)	(466,244)
Gain and loss on disposal		(806)	11
Others	(34,187)	(36,252)	(26,616)
Total	(1,086,773)	(2,870,414)	(1,494,139)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	(57,207)	120,544	520,884
Gain and loss on disposal	51,353	136,699	190,531
Others	9,267	887	560
Total	3,413	258,130	711,975
Derivative assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	67,796	820,979	167,997
Gain and loss on disposal	221,995	399,680	289,423
Total	289,791	1,220,659	457,420
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Others	28,789	76,060	49,586
Total	28,789	76,060	49,586
Other comprehensive income (loss)	319,618	(150,443)	257,725
Financial assets at financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	533,307	576,782	502,147
Gain and loss on foreign currency	(33,989)	1,098,245	211,077
Gain and loss on disposal	(73,431)	(82,615)	(84,649)
Others	3,107	(10,613)	(6,347)
Total	₩ 428,994	₩ 1,581,799	₩ 622,228